Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 293	$ 242	$ 380
Finished goods	79,042	60,214	51,489
Total inventories	$ 79,335	$ 60,456	$ 51,869